Document and Entity Information	Sep. 12, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 12, 2023
Entity Registrant Name	First Light Acquisition Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40789
Entity Tax Identification Number	86-2967193
Entity Address, Address Line One	4475 Executive Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
Country Region	202
City Area Code	858
Local Phone Number	794-9600
Entity Information, Former Legal or Registered Name	First Light Acquisition Group, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001855485
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	c/o First Light Acquisition Group, LLC
Entity Address, Address Line Two	11110 Sunset Hills Road #2278
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Common stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CLDI
Security Exchange Name	NYSEAMER
Redeemable warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock
Trading Symbol	CLDI WS
Security Exchange Name	NYSEAMER